20.COMMITMENTS AND CONTINGENCIES (Details Nattative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Commitments And Contingencies Details Nattative
Late filing penalties	$ 40,000
Revenues	532,866	$ 17,278	$ 9,395,625	$ 3,100,834
Security deposit	44,788
Letter of credit	100,000
Rent expense	$ 138,531	$ 228,813	$ 220,426	$ 226,212